Data Compare Summary
Run Date - 4/6/2023 11:05:50 AM

Label	Delta(s)	Accuracy
Borrower Last Name	52	98.61%
Maturity Date	354	90.54%
Street	92	97.54%
Interest Rate Life Min	1	99.97%
Zip	37	99.01%
Mod Step 1 Date	2	99.95%
Mod Step 1 Rate	1	99.97%
City	37	99.01%
Property Type	6	99.84%
Mod Date	3	99.92%
Total Deferred Balance	223	94.04%
Amortization Type	2	99.95%
Appraised Value	4	99.89%
Original P&I	1	99.97%
Has Modification?	1	99.97%
Principal Reduction Alt Amount	3	99.92%
Total	819	78.12%